Debt due within one year - Summary of Total Bank Credit Facilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) facility	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN	$ 3,247,000,000	$ 1,680,000,000
Number of senior unsecured non-revolving credit facilities | facility		2
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	3,500,000,000
DRAWN	0
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	197,000,000		$ 149
NET AVAILABLE	3,303,000,000
Unsecured non-revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	641,000,000
DRAWN	0
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	641,000,000
Borrowings maturity, term		30 years
Borrowing facilities, maximum borrowing capacity	641,000,000	$ 647,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	106,000,000
DRAWN	0
LETTERS OF CREDIT	81,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	25,000,000
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	4,247,000,000
DRAWN	0
LETTERS OF CREDIT	81,000,000
COMMERCIAL PAPER OUTSTANDING	197,000,000
NET AVAILABLE	3,969,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,953,000,000
DRAWN	476,000,000
LETTERS OF CREDIT	862,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	1,615,000,000
Total non-committed credit facilities | Bell Canada
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,159,000,000
DRAWN	0
LETTERS OF CREDIT	862,000,000
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	1,297,000,000
Total non-committed credit facilities | Bell Mobility Inc.
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	794,000,000
DRAWN	476,000,000
LETTERS OF CREDIT	0
COMMERCIAL PAPER OUTSTANDING	0
NET AVAILABLE	$ 318,000,000
Borrowings maturity, term	24 months
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	$ 7,200,000,000
DRAWN	476,000,000
LETTERS OF CREDIT	943,000,000
COMMERCIAL PAPER OUTSTANDING	197,000,000
NET AVAILABLE	5,584,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	2,500,000,000
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE	$ 1,000,000,000